united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2669

Date of fiscal year end: 09/30

Date of reporting period: 03/31/20

Item 1. Reports to Stockholders.

Deer Park Total Return Credit Fund
Class A Shares: DPFAX
Class C Shares: DPFCX
Class I Shares: DPFNX

Semi-Annual Report
March 31, 2020

www.deerparkfund.com
1-888-868-9501

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.deerparkfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

May 31, 2020

Dear Investor,

The Deer Park Total Return Credit Fund (the “Fund”) is an open-end mutual fund that invests primarily in legacy non-agency mortgage backed securities (“RMBS”) and legacy asset backed securities (“ABS”) which we believe have a very attractive fundamental backdrop of an improving U.S. economy and housing market. The Fund seeks to provide a distribution yield of 3-6% and an attractive risk-adjusted total return with little correlation to both investment grade and high yield bonds. As of March 31, 2020, approximately 92% of the Fund is in floating-rate securities which we believe have the potential to provide uncorrelated returns regardless of interest rate direction.

Market Performance for the Six-Month Period Ending March 31, 2020

The Fund’s Class I Shares returned -13.58% over the six-month period ended March 31, 2020, and 3.41% annualized since the Fund’s inception on October 16, 2015. The Fund made quarterly distributions that amounted to approximately $0.32/share over the six-month period.

The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of quarterly distributions (including return of capital) is not fixed. However, this distribution policy is subject to change. Shareholders should not assume that the source of a distribution from the Fund is net profit. A portion of the distributions consist of a return of capital based on the character of the distributions received from the underlying holdings. The final determination of the source and tax characteristics of all distributions will be made after the end of the year. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. There is no assurance that the Fund will continue to declare distributions or that they will continue at these rates.

As of March 31, 2020	Q1 2020	Q4 2019	Six Months	One Year	Three Year	Since Inception*
DPFNX Class I (NAV)	-14.11%	0.61%	-13.58%	-10.55%	0.12%	3.41%
DPFAX Class A (NAV)	-14.18%	0.54%	-13.71%	-10.79%	-0.13%	3.15%
DPFAX Class A (Max Load)	-19.08%	-5.24%	-18.68%	-15.95%	-2.08%	1.79%
DPFCX Class C (NAV)	-14.39%	0.45%	-14.00%	-11.46%	n/a	-0.97%
Bloomberg Barclays US Aggregate	3.15%	0.18%	3.33%	8.93%	4.82%	3.79%
HFRX Fixed Income – Credit	-6.39%	2.54%	-4.01%	-1.84%	-0.17%	0.57%

*	Inception date for the I and A share classes is October 16, 2015. Inception date the C share class is April 6, 2017. Performance for periods longer than one year is annualized.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. For performance information current to the most recent month-end, please call toll-free (888) 868-9501. The Fund’s total annual operating expenses are 2.36%, 3.11%, and 2.11% for the Class A, C, and I shares, respectively. The Fund’s investment advisor has contractually agreed to waive management fees and to make payments to limit Fund expenses. After this fee waiver, the expense ratios are 2.15%, 2.90%, and 1.90% for the Class A, C, and I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years. The maximum sales load for the Class A shares is 5.75%. A fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.

Market & Portfolio Update:

Q4 2019

We saw continued spread tightening across sectors in corporate credit products through the Fourth Quarter of 2019. While legacy non-agency RMBS performed well throughout 2019, on a relative basis they lagged the exuberant returns seen in corporate bonds markets. While the outperformance of corporate bonds was in part due to the lower starting levels as a result of the Q4 2018 selloff, the end result was a retracement of corporate spreads back to the tightest levels seen since 2007.

In the Fourth Quarter of 2019, legacy non-agency RMBS market price levels remained stable which led to somewhat muted returns of +0.61% for the quarter for the I Share Class. At the same time, these stable prices provided opportunities to trade out of lower yielding positions with limited upside return potential.

Q1 2020

The First Quarter of 2020 proved to be an extraordinary time in the markets and for societies the world over. Stock markets endured their worst declines since the 2008 crisis, with the Dow diving -22.7% and the S&P 500 losing -19.6% in the First Quarter of 2020. In a dramatic shift in sentiment, US markets officially entered into correction territory, for reference this reflects the fastest decline from peak of markets to correction ever. The dramatic market shift led to numerous liquidity events in credit markets as well. Portfolio managers that had taken on excess leverage, moved into positions we believe were poor quality credit sectors, or who did both were blindsided by this event and pushed into forced selling. This has resulted in both justified price declines in sectors that we believe will face mounting default exposure (e.g. Agency CRT, CMBS, CLO, HY Corporate etc.) and more technical price declines in sectors we believe are fundamentally sound assets like legacy non-agency RMBS. Legacy non-agency RMBS has a notable advantage of substantial homeowner equity that we believe will insulate the asset class from permanent default risk. After the dramatic decline began, the US Federal Reserve (“Fed”) and central banks globally have thrown the kitchen sink at the market to “backstop” the selloff, increasing the Fed balance sheet to the tune of almost $2 trillion in just one month. The immediate impact has been to quell market fear and provide needed liquidity. But ultimately, we believe these efforts will have limited effect on mitigating the substantial default risk that many of the above-mentioned sectors may face.

As the impact of the coronavirus expands, we have seen extreme uncertainty and significant changes in public and business behavior which may have a dramatic impact on corporate debt instruments. Public events of all types have been suspended or cancelled, travel restrictions have had a dramatic impact on cruise lines, airlines and other transportation and hospitality businesses. As these preventative actions continue to be implemented (closing schools, instructing work-from-home policies, limitations being placed on gatherings, etc.) there is undoubtedly going to be clear effects on associated businesses and revenue, resulting in a decline in GDP forecasts, potentially significantly.

The Current Opportunity in Non-Agency Legacy RMBS:

The core principals of the Deer Park Total Return Credit Fund (“Fund”) are founded on our approach to managing investments through all phases of credit cycles. Our strategy begins with fundamental analysis to source opportunities across all categories of structured credit and other markets and importantly to attempt to manage risk through avoiding sectors/asset classes we view as demonstrating adverse risk/return prospects. We have been concerned with what we believe are excesses across many speculative and risky markets, particularly those related to corporate credit and newer issue CMBS as well as new-issue mortgage products.

Non-Agency Legacy RMBS

●	The $400bn market for non-agency legacy RMBS, which has benefitted from a decade of deleveraging of risk (e.g. declining delinquency rates, increasing borrower home equity, and beneficial effects of low interest rates) has also been impacted by a severe technical selloff due to forced and indiscriminate selling in the markets.

●	Given what we believe are strong fundamental performance characteristics of these seasoned mortgage pools, it is our belief we are now seeing one of the best opportunities in this market in over ten years.

●	The best opportunity to produce outsized returns for investors is to be able to provide liquidity to markets demonstrating what we believe are attractive levels of pricing.

Why the Opportunity Exists

In recent years we have witnessed several elements of risk developing in the credit markets. Cheap debt fostered by unprecedented Fed and Central Bank activity along with what we believe were irresponsible corporate uses of capital and massive private debt funds chasing yield in highly levered corporations created a susceptible heap of dry tinder primed to ignite. Alongside this, and within the asset backed space, new mortgage credit products emerged. An example of this are RMBS 2.0 securities which are new production, non-agency mortgages and Credit Risk Transfers (CRTs), which are risk sharing bonds where the buyer underwrites credit risk from FNMA and FHLMC. By nature, these securities are extremely leveraged. Utilizing these and other products in an effort to stretch for yields and invest capital we believe many REITs, hedge funds and other mutual funds began to make investments in these products.

We chose to specifically avoid these asset classes in anticipation of this scenario. Many funds have experienced redemptions and were forced to sell these securities as well as what we believe are coveted non-agency legacy RMBS bonds at discounts we haven’t seen in over 10+ years.

Why Non-Agency Legacy RMBS

Of the Fund’s $509 million of assets, roughly 84% of the holdings are in non-agency RMBS (as of 03/31/2020). We have frequently articulated our belief in the risk-adjusted returns and fundamental value of these assets on both a relative and absolute basis. This market consists of 2000-2007 vintage securities that have survived the global financial crisis and now contain mortgages which have loan-to-values of 40 or more and are on the back-end of their amortization schedule. A large majority of the underlying loans have been through modification and the emotional attachment of the borrower to their home cannot be understated. Fundamentally we believe there has been little in the way of impact to these securities and ultimately Fed and Government economic support efforts will likely support these homeowners through this crisis.

Market Outlook

In terms of our positioning, we are confident in the diversified long bond holdings that we have accumulated in predominantly legacy Non-Agency RMBS. We believe fundamental performance characteristics remain sound and we see attractive additional new purchases opportunities. Meanwhile, we believe our dedicated approach to prudent risk management, through attempting to avoid high risk sectors will enable the strategy to perform well during this transition in markets.

Again, we want to thank everyone for your commitment to Deer Park during these challenging times. We are very positive about the positioning of the Fund and its ability to generate attractive near-term gains during periods of market dislocation, while still benefitting from core strength of our long holdings. Broader potential macro effects on financial markets and volatility levels are evolving daily and we believe this will offer us opportunities moving forward.

Important Risk Disclosures:

Investors should carefully consider the investment objectives, risks, charges and expenses of the Deer Park Total Return Credit Fund. This and other important information about the Fund is contained in the Prospectus, which can be obtained by contacting your financial advisor, or by calling (888) 868-9501. The Prospectus should be read carefully before investing. The Deer Park Total Return Credit Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC. Princeton Fund Advisors, LLC, and Northern Lights Distributors are not affiliated. Mutual Funds involve risk including the possible loss of principal.

ABS, RMBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Standard Deviation measures the average deviations of a return series from its mean. Gain Deviation is the Standard Deviation of all positive returns. Loss Deviation is the Standard Deviation of all negative returns. Sharpe Ratio is a statistical measure that uses standard deviation and excess return over a risk-free rate of return to determine reward per unit of risk. A higher Sharpe ratio implies a better historical risk-adjusted performance. The Sharpe ratio has been calculated using the Citi 3-month Treasury Bill Index for the risk-free rate of return. Correlation is a statistic that measures the degree to which two return series move in relation to each other.

The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. investment grades bond market.

The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, and Asset Backed. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general.

The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

The advisor’s and sub-advisors’ judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the advisor’s judgments about the potential performance of the sub-advisor may also prove incorrect and may not produce the desired results. Overall equity and fixed income securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. Underlying funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an underlying fund and may be higher than other mutual funds that invest directly in stocks and bonds. Underlying funds are subject to specific risks, depending on the nature of the fund.

3616-NLD-5/26/2020

Deer Park Total Return Credit Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2020

The Fund’s performance figures* for the period ended March 31, 2020, compared to its benchmarks:

				Annualized	Annualized
			Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	March 31, 2020	March 31, 2020
Class A Shares	(13.71)%	(10.79)%	(0.13)%	3.15%	–
Class A Shares with load	(18.68)%	(15.95)%	(2.08)%	1.79%	–
Class C Shares	(14.00)%	(11.46)%	–	–	(0.97)%
Class I Shares	(13.58)%	(10.55)%	0.12%	3.41%	–
Bloomberg Barclays Capital U.S. Aggregate Bond Index	3.33%	8.93%	4.82%	3.79%	4.74%
HFRX Fixed Income - Credit Index	(4.01)%	(1.84)%	(0.17)%	0.57%	1.23%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.36%, 3.11% and 2.11%, respectively, for Class A, Class C and Class I shares per the January 28, 2020 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (888) 868-9501.

**	Commencement of operations is October 16, 2015.

***	Commencement of operations is April 6, 2017.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. Investors cannot invest directly in the index.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

The Fund’s top asset classes and industry sectors as of March 31, 2020, are as follows:

Percent of
Portfolio Composition:	Net Assets
Non-Agency Residential Mortgage Backed Securities	83.3%
Short Term Investments	12.2%
Commercial Mortgage Backed Securities	10.0%
Other Mortgage Backed Securities	1.3%
Liabilities in Excess of Other Assets	(6.80)%
100.00%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3%
172,537	ABFC 2004-HE1 Trust, 1M Libor + 2.55%	3.497	10/25/2033	$138,728
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	6.197	12/25/2032	136,983
1,208,860	ABFC 2004-OPT3 Trust, 1M Libor + 0.75%	1.697	9/25/2033	1,152,897
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	3.122	8/25/2033	374,009
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	1.682	3/25/2035	472,529
562,272	Accredited Mortgage Loan Trust 2005-3, 1M Libor +0.70%	1.647	9/25/2035	292,126
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	6.197	11/25/2032	241,283
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	6.197	11/25/2033	378,810
29,125	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor + 2.85%	3.797	7/25/2033	29,733
165,477	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor +5.25%	6.197	7/25/2033	128,509
1,142,649	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	3.947	4/25/2034	734,028
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	4.322	4/25/2034	145,604
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	6.197	4/25/2034	42,230
857,202	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	2.342	1/25/2035	539,966
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	4.447	5/25/2035	975,263
78,321	Adjustable Rate Mortgage Trust 2005-4 (A)	4.262	8/25/2035	70,580
1,478,980	Adjustable Rate Mortgage Trust 2007-1, 1M Libor + 0.15%	1.097	3/25/2037	1,277,780
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	3.277	4/25/2034	259,926
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	3.727	4/25/2034	144,202
1,193,603	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	3.797	9/25/2034	886,882
865,185	AFC Home Equity Loan Trust, 1M Libor + 0.81%	1.757	6/25/2029	680,541
1,741,881	Alliance Bancorp Trust 2007-OA1, 1M Libor + 0.24%	1.187	7/25/2037	1,325,862
530,159	Alternative Loan Trust 2005-22T1, 1M Libor +5.07%	4.123	6/25/2035	90,328
39,401	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month +1.31%	3.276	7/20/2035	11,187
91,195	Alternative Loan Trust 2005-36 (A)	4.053	5/25/2033	14,567
747,018	Alternative Loan Trust 2005-45, 1M Libor +2.05%	4.016	10/20/2035	545,638
1,443,538	Alternative Loan Trust 2005-50CB	6.000	11/25/2035	905,009
540,692	Alternative Loan Trust 2005-56, 1M Libor + 0.32%	1.267	11/25/2035	423,975
2,107,720	Alternative Loan Trust 2005-61, 1M Libor +0.42%	1.367	12/25/2035	1,473,418
1,021,909	Alternative Loan Trust 2005-65CB	5.500	12/25/2035	868,555
529,993	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	1.697	1/25/2036	361,469
623,498	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	1.847	12/25/2036	203,390
414,992	Alternative Loan Trust 2006-HY10 (A)	4.039	5/25/2036	343,680
294,588	Alternative Loan Trust 2006-J3	4.750	12/25/2020	225,863
339,468	Alternative Loan Trust 2006- J5	6.500	9/25/2036	189,673
4,559,402	Alternative Loan Trust 2006-OA2, 1M Libor + 0.21%	0.983	5/20/2046	3,149,159
22,870,480	Alternative Loan Trust 2006-OA2 (A)(C)	1.966	5/20/2046	1,274,993
5,732,916	Alternative Loan Trust 2006-OA6, 1M Libor + 0.27%	1.217	7/25/2046	3,320,671
1,383,864	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	2.906	6/25/2046	1,148,950
3,136,551	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	2.906	6/25/2046	2,416,545
37,568,435	Alternative Loan Trust 2006-OA10 (A)(C)	1.841	8/25/2046	3,443,865
1,742,966	Alternative Loan Trust 2006-OA11, 1M Libor + 0.19%	1.137	9/25/2046	1,470,457
2,071,850	Alternative Loan Trust 2006-OA12, 1M Libor + 0.21%	0.983	9/20/2046	1,490,473
7,365,392	Alternative Loan Trust 2006-OA17 (A)(C)	1.243	12/20/2046	523,769
378,855	Alternative Loan Trust 2006-OA19, 1M Libor + 0.18%	0.953	2/20/2047	257,071
2,076,600	Alternative Loan Trust 2006-OC6, 1M Libor + 0.16%	1.107	7/25/2036	1,950,157
238,220	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	186,785
1,584,341	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.66%	1.607	11/25/2035	1,017,341
881,028	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.19%	1.137	5/25/2046	677,860
304,596	American Home Mortgage Assets Trust 2006-2, Federal Reserve U.S. 12 month + 0.96%	2.926	9/25/2046	243,448
243,432	American Home Mortgage Assets Trust 2006-2, 1M Libor + 0.19%	1.137	9/25/2046	188,495
1,124,221	American Home Mortgage Assets Trust 2006-4, 1M Libor + 0.21%	1.157	10/25/2046	674,308
4,007,282	American Home Mortgage Assets Trust 2006-6, 1M Libor + 0.19%	1.137	12/25/2046	2,856,985
7,248,635	American Home Mortgage Assets Trust 2007-1, Federal Reserve U.S. 12 month + 0.70%	2.753	2/25/2047	3,254,882
253,700	American Home Mortgage Assets Trust 2007-5, 1M Libor + 0.19%	1.137	6/25/2047	189,699
4,263,125	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	1.707	11/25/2045	3,058,140
731,775	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	1.407	12/25/2046	521,761
5,550,998	American Home Mortgage Investment Trust 2007-2, 1M Libor + 0.27%	1.217	3/25/2037	2,996,456
675,141	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-11, 1M Libor + 4.88%	5.287	12/25/2033	463,412
614,850	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	3.992	5/25/2033	375,977
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	3.707	5/25/2034	1,058,163
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	3.047	11/25/2034	137,564
1,171,717	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	2.147	10/25/2031	848,221
201,887	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	2.972	10/25/2031	131,647
80,248	Amortizing Residential Collateral Trust 2002-BC5, 1M Libor + 1.80%	2.747	7/25/2032	75,144
621,894	Argent Securities Inc Asset Back Pass Thr Certs Ser 2003-W4, 1M Libor +5.25%, 144A	4.919	10/25/2033	456,919

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3% (continued)
385,295	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor +2.78%	4.202	1/25/2034	$362,314
1,538,032	Argent Securities Trust 2006-M1, 1M Libor + 0.15%	1.097	7/25/2036	1,188,740
326,986	Argent Securities Trust 2006-M2, 1M Libor + 0.15%	1.097	9/25/2036	122,692
65,919	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	3.705	8/15/2033	61,834
85,099	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	3.047	6/25/2034	82,171
266,316	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	3.497	6/25/2034	238,042
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	5.072	6/25/2034	368,151
426,906	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 2.81%	3.752	9/25/2034	332,280
578,030	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 3.00%	3.947	9/25/2034	378,373
66,359	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	1.997	12/25/2034	58,080
303,449	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 1.90%, 144A	2.847	9/25/2034	224,024
418,538	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 2.75%, 144A	3.697	9/25/2034	271,877
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	2.177	2/25/2035	160,583
783,872	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1 M Libor + 1.88%	2.822	2/25/2035	629,518
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	2.972	5/25/2035	909,487
1,612,897	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	4.172	8/25/2032	1,077,771
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	2.627	1/25/2035	1,741,323
27,276	Banc of America Funding 2004-C Trust (A)	4.408	12/20/2034	22,858
91,048	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	1.083	9/20/2035	59,415
162,324	Banc of America Funding 2005-F Trust (A)	4.179	9/20/2035	131,470
1,765,991	Banc of America Funding 2006-D Trust, 1M Libor + 0.56%	1.333	5/20/2036	760,066
1,450,689	BankUnited Trust 2005-1, 1M Libor + 0.78%	1.727	9/25/2045	1,191,744
500,000	Bayview Financial Acquisition Trust (B)	6.096	12/28/2036	488,055
4,725,919	Bayview Financial Mortgage Pass-Through Certificates Series 2004-D, 1M Libor + 5.25%	6.191	8/28/2044	4,686,628
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	2.291	6/28/2044	1,740,598
362,835	Bayview Koitere Fund Trust 2019-RN3 Trust (B), 144A	3.967	7/28/2033	362,240
171,091	Bayview Opportunity Master Fund IVa Trust 2019-RN2 (B), 144A	3.967	3/28/2034	170,465
670,631	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	1.117	1/25/2037	609,312
599,168	BCMSC Trust 2001-A (A)	8.265	12/15/2030	271,876
1,499,016	Bear Stearns ALT-A Trust 2003-5 (A)	3.921	12/25/2033	1,321,052
467,493	Bear Stearns ALT-A Trust 2003-6 (A)	3.811	1/25/2034	257,862
384,495	Bear Stearns ALT-A Trust 2005-3 (A)	3.549	4/25/2035	329,277
3,433,202	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	1.447	1/25/2036	4,181,685
1,626,855	Bear Stearns ALT-A Trust 2006-4 (A)	3.716	8/25/2036	1,328,295
619,786	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	1.117	4/25/2037	469,484
85,688	Bear Stearns ARM Trust 2002-1 (A)	4.416	2/25/2024	83,192
212,389	Bear Stearns ARM Trust 2004-6 (A)	3.914	9/25/2034	183,981
128,151	Bear Stearns ARM Trust 2004-7 (A)	4.250	10/25/2034	106,935
161,406	Bear Stearns ARM Trust 2007-4 (A)	4.054	6/25/2047	134,945
56,237	Bear Stearns Asset Backed Securities I Trust 2004-AC5, 1M Libor + 0.40%	1.347	10/25/2034	43,755
643,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	4.947	10/25/2034	544,109
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	3.797	6/25/2034	203,835
499,190	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.70%	3.647	9/25/2034	349,149
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	3.797	9/25/2034	503,716
149,983	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	5.677	8/25/2034	42,713
195,968	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 2.10%	3.047	8/25/2034	191,616
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	6.572	8/25/2034	139,952
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	3.047	9/25/2034	484,406
566,048	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	3.572	9/25/2034	369,438
1,816,009	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	3.047	11/25/2034	1,244,255
301,146	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	3.572	11/25/2034	167,224
981,225	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	3.647	11/25/2034	834,663
850,481	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 1M Libor + 1.88%	2.822	12/25/2035	819,054
386,133	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1M Libor + 0.17%	1.117	3/25/2037	722,244
122,747	Bear Stearns Asset Backed Securities Trust (B)	8.410	10/25/2029	122,042
248,269	Bear Stearns Asset Backed Securities Trust (B)	8.220	10/25/2029	230,336
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.63%	6.572	7/25/2034	40,579
240,924	Bear Stearns Asset Backed Securities Trust 2003-AC4 (B)	5.658	9/25/2033	215,504
137,533	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	5.822	10/25/2033	133,526
81,814	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	3.597	11/25/2033	63,335

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3% (continued)
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	3.797	1/25/2034	$55,580
87,869	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	4.322	1/25/2034	22,202
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	6.002	2/25/2034	88,353
147,707	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	3.047	3/25/2034	127,857
57,410	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	3.572	3/25/2034	46,512
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	5.857	3/25/2034	244,667
33,302	Bear Stearns Asset Backed Securities Trust 2004-SD1 (B)	6.000	12/25/2042	7,309
650,305	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	4.697	12/25/2044	582,963
119,323	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	108,872
316,221	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	1.207	8/25/2036	575,066
662,463	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.16%	1.107	12/25/2046	555,240
369,291	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	1.157	12/25/2046	534,459
284,129	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	1.087	3/25/2037	234,587
57,519	Bear Stearns Mortgage Funding Trust 2007-SL1, 1M Libor + 0.32%	1.267	3/25/2037	51,726
250,000	Bravo Mortgage Asset Trust	1.347	7/25/2036	193,070
736,447	Business Loan Express Business Loan Trust 2007-A, 1M Libor + 1.10%, 144A	1.873	10/20/2040	471,371
122,249	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	3.272	5/25/2034	122,075
5,337,273	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.62%	1.567	12/25/2035	1,671,711
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	2.117	2/25/2035	818,188
1,439,801	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.16%	1.107	10/25/2036	1,287,783
1,876,634	Carrington Mortgage Loan Trust Series 2006-NC5, 1M Libor + 0.11%	1.057	1/25/2037	1,810,969
500,000	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	1.207	2/25/2037	415,068
280,740	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	1.017	1/25/2037	104,524
949,036	C-BASS 2007-CB1 TRUST (B)	5.721	1/25/2037	413,270
2,599,019	C-BASS 2007-CB1 TRUST (B)	5.835	1/25/2037	1,131,522
1,007,879	C-BASS Mortgage Loan Trust 2007-CB3	3.761	3/25/2037	469,481
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	3.797	10/25/2033	677,029
91,108	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	3.572	11/25/2033	91,039
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	2.747	6/25/2034	534,142
1,566,683	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 0.92%	1.862	11/25/2034	1,449,098
887,071	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	2.747	11/25/2034	718,984
369,907	Centex Home Equity Loan Trust 2001-B (B)	7.330	7/25/2032	303,825
950,203	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	2.522	3/25/2034	751,792
293,289	Centex Home Equity Loan Trust 2004-D, 1M Libor + 0.69%	1.637	9/25/2034	278,815
133,313	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	1.947	9/25/2034	129,934
41,439	Chase Funding Loan Acquisition Trust Series 2004-OPT1, 1M Libor + 2.40%	3.347	6/25/2034	41,321
429,356	Chase Funding Trust Series 2003-1, 1M Libor +0.66%	1.607	11/25/2032	412,393
143,273	Chase Funding Trust Series 2003-3	4.885	5/25/2032	73,179
593,757	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	522,130
52,793	Chase Mortgage Finance Trust Series 2007-A1 (A)	4.617	2/25/2037	44,174
170,119	Chase Mortgage Finance Trust Series 2007-A1 (A)	4.495	2/25/2037	154,626
97,227	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-2, 1M Libor + 0.32%, 144A	1.267	5/25/2035	90,461
859,365	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 1M Libor + 0.18%, 144A	1.727	5/25/2048	603,747
47,234	CHL Mortgage Pass-Through Trust 2004-25, 1M Libor + 0.78%	1.627	2/25/2035	38,683
489,392	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	2.786	3/25/2035	404,896
77,034	CHL Mortgage Pass-Through Trust 2005-11 (A)	1.217	4/25/2035	55,827
46,901	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	1.267	4/25/2035	42,535
732,069	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.32%	5.500	4/25/2035	443,280
445,188	CHL Mortgage Pass-Through Trust 2005-14	3.461	7/25/2035	240,623
129,887	CHL Mortgage Pass-Through Trust 2007-HYB2 (A)	6.000	2/25/2047	107,000
326,954	CHL Mortgage Pass-Through Trust 2007-J3	6.000	7/25/2037	209,559
3,118,027	CIT Home Equity Loan Trust 2002-2 (B)	6.490	2/25/2031	3,053,534
175,074	Citicorp Mortgage Securities Trust Series 2006-4	6.000	8/25/2036	80,853
97,907	Citicorp Mortgage Securities Trust Series 2007-7 **	0.000	8/25/2037	71,961
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1 (B)	6.142	7/25/2036	1,500,797
4,996,334	Citicorp Residential Mortgage Trust Series 2006-1 (B)	5.145	7/25/2036	2,812,965
1,457,118	Citicorp Residential Mortgage Trust Series 2006-2 (B)	5.996	9/25/2036	340,373
443,119	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	2.297	1/25/2032	418,938
184,223	Citigroup Global Markets Mortgage Securities VII, Inc.	7.000	12/25/2027	157,900
55,676	Citigroup Mortgage Loan Trust 2004-HYB2	4.348	3/25/2034	48,829
195,211	Citigroup Mortgage Loan Trust 2005-3 (A)	4.493	8/25/2035	149,036
2,629,079	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.26%	1.207	9/25/2036	2,102,464
1,562,460	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	1.697	1/25/2036	1,068,575
2,242,167	Citigroup Mortgage Loan Trust 2007-AHL2, 1M Libor + 0.07%	1.017	5/25/2037	1,600,333
328,512	Citigroup Mortgage Loan Trust 2007-AHL3, 1M Libor + 0.17% 144A	1.117	5/25/2037	248,994
109,051	Citigroup Mortgage Loan Trust 2007-AMC2, 1M Libor + 0.08%	1.027	1/25/2037	80,718

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3% (continued)
100,501	Citigroup Mortgage Loan Trust 2007-AR8 (A)	4.468	7/25/2037	$82,096
435,167	Citigroup Mortgage Loan Trust 2007-OPX1 (B)	6.333	1/25/2037	197,558
199,059	Citigroup Mortgage Loan Trust Inc (A)	3.898	2/25/2034	189,433
499,721	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.10%	2.042	2/25/2035	423,163
264,380	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	2.807	2/25/2035	226,178
3,931,531	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.65%	1.597	10/25/2035	1,462,078
665,680	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.26%	1.207	11/25/2035	487,730
113,882	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	105,186
959,425	Conseco Finance Home Equity Loan Trust 2002-B, 1M Libor +5.25%	5.955	5/15/2033	937,549
116,509	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%, 144A	4.322	3/25/2032	117,177
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	3.197	11/25/2032	495,879
321,147	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	3.497	4/25/2033	307,369
459,690	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	3.047	8/25/2033	433,339
802,349	Countrywide Asset-Backed Certificates, 1M Libor + 1.02%	1.967	9/25/2033	645,725
240,535	Countrywide Asset-Backed Certificates, 1M Libor + 1.95%	2.897	3/25/2034	240,314
200,272	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	2.822	4/25/2034	163,708
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	3.197	7/25/2034	17,552
63,577	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	2.822	10/25/2034	50,362
408,191	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	1.447	3/25/2036	370,274
2,832,312	Countrywide Asset-Backed Certificates, 1M Libor + 0.65%	1.597	4/25/2036	1,255,804
531,737	Countrywide Asset-Backed Certificates, 1M Libor + 0.13%	1.077	12/25/2036	416,142
2,332,477	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	1.087	3/25/2037	1,823,447
2,362,999	Countrywide Asset-Backed Certificates, 1M Libor + 0.16%	1.107	1/25/2046	2,293,446
1,244,203	Countrywide Asset-Backed Certificates, 1M Libor + 0.45%, 144A	1.397	3/25/2047	901,171
310,687	Credit Suisse First Boston Mortgage Securities Corp. (A)	4.501	6/25/2032	280,066
189,866	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	2.947	10/25/2032	173,806
1,552,809	Credit Suisse First Boston Mortgage Securities Corp. (A)	6.733	2/25/2033	1,392,755
104,670	Credit Suisse First Boston Mortgage Securities Corp. (A)	4.077	3/25/2033	88,825
114,483	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 3.25%	4.322	4/25/2034	98,062
231,084	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	2.947	2/25/2035	223,107
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	2.897	4/25/2032	753,869
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.947	5/25/2032	536,834
498,204	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	6.572	10/25/2032	429,539
157,613	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	2.372	1/25/2033	147,961
108,178	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.783	3/25/2034	101,851
221,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.783	3/25/2034	202,115
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	3.783	3/25/2034	166,120
58,483	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	2.042	1/25/2035	55,731
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	1.577	7/25/2035	283,157
246,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	3.647	7/25/2035	238,444
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 144A (B)	6.000	9/25/2035	2,263,167
63,651	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.80%	1.742	12/25/2035	60,798
2,920,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.05%, 144A	1.997	7/25/2036	2,734,577
445,000	Credit-Based Asset Servicing & Securitization LLC (B)	6.114	4/25/2037	322,121
1,202,525	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.34%, 144A	1.287	7/25/2037	736,532
1,360,918	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	4.697	5/25/2050	1,168,452
152,789	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-10 (A)	5.750	5/25/2033	135,853
623,439	CSFB Mortgage-Backed Trust Series 2004-7 (A)	5.960	11/25/2034	359,540
441,912	CWABS Asset-Backed Certificates Trust 2005-1 (A)	5.555	7/25/2035	398,839
783,000	CWABS Asset-Backed Certificates Trust 2005-4 (A)	5.236	7/25/2035	552,169
172,313	CWABS Asset-Backed Certificates Trust 2005-11 (A)	4.246	3/25/2034	171,605
113,985	CWABS Inc Asset-Backed Certificates Series 2004-1, 1M Libor +1.80%	2.747	12/25/2033	114,288
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor +4.50%	5.447	8/25/2033	1,917,640
69,200	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +0.86%	1.802	8/25/2034	66,205
222,938	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +2.33%	3.272	5/25/2034	216,784
13,488	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +3.00%	3.947	4/25/2034	12,231
2,360,389	CWHEQ Revolving Home Equity Loan Trust Series 2005-B, 1M Libor + 0.18%	0.885	5/15/2035	2,251,311
510,296	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	0.905	5/15/2036	429,735
1,422,338	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5/DE, 1M Libor + 0.40%	1.347	8/25/2047	743,178
1,042,491	Deutsche Mortgage Securities Inc REMIC Trust Certificates Series 2008-RS1, 1M Libor + 0.25%, 144A	1.191	5/28/2037	495,483
25,548	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.65%	2.400	8/25/2035	20,953
48,686	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.66%	1.410	2/19/2045	2,904
1,035,137	DSLA Mortgage Loan Trust 2007-AR1, 1M Libor + 0.18%	0.930	4/19/2047	816,601
1,007,443	Emc Mortgage Trust Loan Trust, 1M Libor + 2.55%, 144A	3.497	5/25/2039	861,113
681,206	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 2.63%	3.572	12/25/2034	516,849
368,074	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	4.847	12/25/2034	152,032

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3% (continued)
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	2.747	4/25/2035	$668,794
6,623,481	Fannie Mae REMICS, 1M Libor + 6.05%	5.103	3/25/2039	314,050
10,961,868	Fannie Mae REMICS, 1M Libor + 6.15%	5.203	4/25/2040	842,165
2,621,816	Fannie Mae REMICS, 1M Libor + 6.58%	5.633	8/25/2041	176,471
2,741,714	Fannie Mae REMICS, 1M Libor + 6.05%	5.103	8/25/2042	447,047
8,698,652	Fannie Mae REMICS, 1M Libor + 6.10%	5.153	1/25/2043	2,087,065
8,418,786	Fannie Mae REMICS, 1M Libor + 6.05%	5.103	3/25/2047	1,815,102
6,559,286	Fannie Mae REMICS, 1M Libor + 6.05%	5.103	3/25/2047	1,108,680
6,018,685	Fannie Mae REMICS, 1M Libor + 6.15%	5.203	9/25/2047	1,046,314
7,667,671	Fannie Mae REMICS, 1M Libor + 6.20%	5.253	9/25/2048	953,598
281,641	FBR Securitization Trust, 1M Libor + 0.68%	1.622	10/25/2035	159,140
10,329,791	FBR Securitization Trust 2005-2, 1M Libor + 0.98%	1.922	9/25/2035	886,807
45,756	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 1.73%	2.672	6/25/2034	45,363
585,777	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	3.122	6/25/2034	485,329
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	3.047	5/25/2034	101,721
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	2.522	2/25/2033	368,480
122,690	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	2.947	9/25/2032	126,078
997,914	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	3.572	9/25/2033	730,137
3,195,778	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	3.317	2/25/2034	2,478,151
557,331	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	3.347	8/25/2034	568,970
750,067	First Franklin Mortgage Loan Trust 2004-FF7 (B)	5.500	9/25/2034	540,099
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7, 1M Libor + 2.18%	3.122	9/25/2034	983,223
999,057	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	2.372	10/25/2034	930,470
913,553	First Franklin Mortgage Loan Trust 2004-FFH4, 1M Libor +2.70%	3.647	1/25/2035	619,735
5,617,275	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	1.487	10/25/2035	4,502,408
4,607,131	First Franklin Mortgage Loan Trust 2005-FF10, 1M Libor + 0.27%	1.217	7/25/2036	4,162,491
5,106,131	First NLC Trust 2005-1, 1M Libor + 0.65% &	1.883	5/25/2035	3,977,048
1,512,959	First NLC Trust 2007-1, 1M Libor + 0.28%, 144A	1.227	8/25/2037	810,130
1,842,056	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A (A)	5.936	11/25/2052	1,476,217
2,507,664	Freddie Mac REMICS, 1M Libor + 6.70%	5.995	2/15/2042	334,651
6,889,400	Freddie Mac REMICS, 1M Libor + 6.10%	5.395	12/15/2044	1,422,854
530,885	Freddie Mac REMICS, 1M Libor + 6.00%	5.295	5/15/2046	83,549
3,522,067	Freddie Mac REMICS, 1M Libor + 6.10%	5.395	5/15/2047	602,723
10,864,369	Freddie Mac REMICS, 1M Libor + 6.15%	5.445	9/15/2047	1,929,206
7,886,733	Freddie Mac REMICS, 1M Libor + 6.20%	5.495	5/15/2048	984,700
40,418	Fremont Home Loan Trust 2004-B, 1M Libor + 2.33%	3.272	5/25/2034	35,497
446,761	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	2.672	8/25/2034	331,646
513,299	GE Capital Mortgage Services Corp. 1999-HE3 Trust (A)	7.775	10/25/2029	529,999
159,265	GE Capital Mortgage Services Inc 1999-HE2 Trust (A)	7.905	7/25/2029	83,002
1,127,695	Global Mortgage Securitization Ltd., 1M Libor + 0.27%, 144A	1.217	4/25/2032	1,035,060
2,312,288	Global Mortgage Securitization Ltd., 144A	5.250	4/25/2032	2,135,379
1,549,199	GMACM Mortgage Loan Trust 2004-GH1 (B)	5.000	7/25/2035	1,420,315
6,263,547	Government National Mortgage Association (A)	1.462	3/16/2047	220,291
29,733,912	Government National Mortgage Association, 1M Libor + 3.43%	2.657	9/20/2049	3,060,330
9,562,708	Government National Mortgage Association (A)	0.679	2/16/2051	385,804
7,348,680	Government National Mortgage Association (A)	0.601	8/16/2051	273,602
45,047,309	Government National Mortgage Association (A)	0.378	11/16/2052	829,765
10,783,956	Government National Mortgage Association (A)	0.862	5/16/2057	622,619
23,848,702	Government National Mortgage Association (A)	0.739	2/16/2059	1,469,747
93,125	GreenPoint Mortgage Funding Trust Series 2006-AR3, 1M Libor + 0.23%	1.177	4/25/2036	95,302
1,009,711	GreenPoint Mortgage Funding Trust Series 2006-AR8, 1M Libor + 0.21%	1.157	1/25/2047	1,025,929
504,567	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	1.522	10/25/2034	423,669
1,448,948	GSAA Home Equity Trust 2005-2, 1M Libor + 2.18%	3.122	12/25/2034	1,321,981
4,176,000	GSAA Home Equity Trust 2005-6, 1M Libor + 1.20%	2.147	6/25/2035	3,017,715
70,166	GSAA Home Equity Trust 2006-3, 1M Libor + 0.08%	1.027	3/25/2036	33,831
1,692,000	GSAA Trust (B)	5.760	11/25/2034	1,567,551
44,642	GSAMP Trust 2003-FM1, 1M Libor + 2.78%	3.548	3/20/2033	46,002
83,148	GSAMP Trust 2004-OPT, 1M Libor + 2.55%	4.023	11/25/2034	45,537
89,597	GSAMP Trust 2004-WF, 1M Libor + 2.48%	3.422	10/25/2034	59,614
1,226,759	GSAMP Trust 2007-FM1, 1M Libor + 0.12%	1.067	12/25/2036	621,362
2,000,000	GSAMP Trust 2007-SEA1, 144A, (B)	5.500	12/25/2036	1,578,626
1,994,801	GSMPS Mortgage Loan Trust 2003-3, (A), 144A	7.075	6/25/2043	470,777
191,763	GSMPS Mortgage Loan Trust 2006-RP1, 1M Libor + 0.35%, 144A	1.297	1/25/2036	147,573
168,723	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	157,158
22,661	GSR Mortgage Loan Trust 2004-7 (A)	3.680	6/25/2034	19,405
2,712,954	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	1.297	5/25/2036	220,190

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3% (continued)
1,231,552	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	1.297	10/25/2036	$203,821
24,123	GSR Mortgage Loan Trust 2006-AR2 (A)	3.769	4/25/2036	18,315
1,666,706	GSR Mortgage Loan Trust 2006-OA1, 1M Libor + 0.26%	1.207	8/25/2046	763,735
432,317	HarborView Mortgage Loan Trust 2004-8, 1M Libor + 0.94%	1.690	11/19/2034	187,166
5,059,478	HarborView Mortgage Loan Trust 2005-13, 1M Libor + 0.56%	1.310	2/19/2036	3,603,120
233,306	HarborView Mortgage Loan Trust 2006-7, 1M Libor + 0.20%	0.950	9/19/2046	185,405
3,080,283	HarborView Mortgage Loan Trust 2006-8, 1M Libor + 0.19%	1.114	7/21/2036	2,899,219
6,845,717	HarborView Mortgage Loan Trust 2006-10, 1M Libor + 0.24%	0.990	11/19/2036	4,820,895
3,794,134	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	0.930	3/19/2037	3,033,686
2,386,110	Helios Issuer LLC, 144A	8.000	9/20/2049	1,697,718
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	3.497	3/25/2033	215,177
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	4.447	3/25/2034	1,114,584
263,366	Home Equity Asset Trust, 1M Libor + 2.50%	3.447	4/25/2034	216,923
518,522	Home Equity Asset Trust, 1M Libor + 2.60%	3.547	8/25/2034	664,380
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	2.447	3/25/2035	649,753
267,048	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	2.797	6/25/2032	218,947
923,930	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	3.697	10/25/2034	765,352
215,407	Home Equity Asset Trust 2004-6, 1M Libor + 1.65%	2.597	12/25/2034	184,905
1,132,079	Home Equity Asset Trust 2005-4, 1M Libor + 1.68%	2.627	10/25/2035	801,479
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	1.387	3/25/2036	109,660
5,831,032	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D, 1M Libor + 0.16%	1.107	11/25/2036	4,234,075
220,158	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-E, 1M Libor + 0.12%	1.067	4/25/2037	151,526
787,240	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.22%	1.167	4/25/2037	603,501
1,798,757	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.24%	1.187	4/25/2037	1,239,748
478,123	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	3.122	12/25/2032	371,569
112,653	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A (B)	4.965	4/25/2033	117,968
343,315	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	3.122	11/25/2034	342,288
178,584	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	2.372	3/25/2035	140,368
392,885	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.58%	2.522	3/25/2035	306,873
337,729	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	2.822	3/25/2035	249,378
217,493	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	1.922	12/25/2034	193,720
777,621	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	2.197	3/25/2035	642,896
4,763,686	HSI Asset Securitization Corp Trust 2007-WF1, 1M Libor + 0.27%	1.217	5/25/2037	4,373,284
453,975	IMC Home Equity Loan Trust 1998-1 (B)	7.530	6/20/2029	431,679
4,392	IMC Home Equity Loan Trust 1998-5 (B)	6.560	3/15/2037	4,418
92,286	Impac CMB Trust Series 2004-4, 1M Libor + 2.25%	3.197	9/25/2034	91,942
630,023	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	1.687	3/25/2035	550,614
275,160	Impac CMB Trust Series 2005-2, 1M Libor + 0.65%	1.592	4/25/2035	242,239
891,519	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	1.712	4/25/2035	749,499
151,020	Impac CMB Trust Series 2005-2, 1M Libor + 1.13%	2.072	4/25/2035	125,695
100,680	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	3.422	4/25/2035	86,348
18,620	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	4.322	10/25/2035	18,053
76,533	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	62,362
4,093,126	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	2.597	2/25/2035	2,856,591
1,918,675	IndyMac IMJA Mortgage Loan Trust 2007-A1	6.000	8/25/2037	1,163,969
3,695,636	IndyMac IMSC Mortgage Loan Trust 2007-HOA1, 1M Libor + 0.18%	1.127	7/25/2047	2,725,268
144,004	IndyMac INDA Mortgage Loan Trust 2006-AR3 (A)	3.830	12/25/2036	118,857
100,316	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	1.747	8/25/2034	80,126
1,707,092	IndyMac INDX Mortgage Loan Trust 2004-AR6 (A)	4.198	10/25/2034	1,514,436
1,404,588	IndyMac INDX Mortgage Loan Trust 2004-AR14, 1M Libor + 0.72%	1.667	1/25/2035	1,106,188
5,322,308	IndyMac INDX Mortgage Loan Trust 2005-AR18, 1M Libor + 0.31%	1.257	10/25/2036	3,520,577
492,370	IndyMac INDX Mortgage Loan Trust 2005-AR23 (A)	3.725	11/25/2035	412,271
105,949	IndyMac INDX Mortgage Loan Trust 2006-AR6, 1M Libor + 0.20%	1.147	6/25/2046	82,572
817,370	IndyMac INDX Mortgage Loan Trust 2006-AR8, 1M Libor + 0.31%	1.177	7/25/2046	745,905
899,031	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.08%	1.027	11/25/2036	732,243
1,101,566	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.17%	1.117	11/25/2036	902,719
643,331	JP Morgan Alternative Loan Trust (A)	3.996	5/25/2036	447,822
957,411	JP Morgan Mortgage Trust 2005-A1 (A)	4.352	2/25/2035	548,844
146,233	JP Morgan Mortgage Trust 2006-A6 (A)	3.906	10/25/2036	117,084
317,334	JP Morgan Mortgage Trust 2006-A7 (A)	3.803	1/25/2037	261,872
175,817	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	109,204
57,723	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	57,204
5,623,863	Lehman Mortgage Trust 2007-5, 1M Libor + 6.34%	5.393	6/25/2037	1,062,686
138,556	Lehman XS Trust 2007-1, 1M Libor + 0.23%	1.177	2/25/2037	82,908
1,658,095	Lehman XS Trust 2007-6, 1M Libor + 0.21%	1.157	5/25/2037	1,246,874
4,757,681	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36% #	1.307	11/25/2035	3,682,880

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3% (continued)
6,288,283	Lehman XS Trust Series 2005-9N, Federal Reserve U.S. 12 month + 1.06%	3.026	2/25/2036	$5,165,222
1	Lehman XS Trust Series 2006-18N, 1M Libor + 0.17%	1.117	12/25/2036	1
725,780	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	1.187	6/25/2047	562,515
1,224,178	Lehman XS Trust Series 2007-12N, 1M Libor + 0.20%	1.147	7/25/2047	1,020,240
230,729	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	1.797	9/25/2047	192,926
5,200,000	Long Beach Mortgage Loan Trust 2001-2, 1M Libor + 1.95% ^	0.000	7/25/2031	379,600
4,850	Long Beach Mortgage Loan Trust 2001-4, 1M Libor + 2.48%	3.422	3/25/2032	7,113
6,937	Long Beach Mortgage Loan Trust 2003-3, 1M Libor + 2.78%	3.722	7/25/2033	7,652
90,129	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 2.63%	3.572	8/25/2033	91,344
45,046	Long Beach Mortgage Loan Trust 2004-4, 1M Libor + 1.65%	2.597	10/25/2034	44,078
140,310	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	2.747	9/25/2034	116,994
70,706	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.95%	2.897	9/25/2034	59,760
4,513,470	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43% #	2.372	2/25/2035	3,678,783
440,617	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	1.297	3/25/2036	32,123
286,401	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	1.347	3/25/2036	21,604
3,000,000	Mastr Asset Backed Securities Trust 2004-HE1, 1M Libor + 3.75%	4.697	9/25/2034	2,911,169
657,256	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor +2.85%	3.797	9/25/2034	385,969
58,810	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 0.96%	1.907	10/25/2034	58,067
112,841	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 1.20%	2.147	12/25/2034	107,537
99,127	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	82,839
332,556	Mastr Specialized Loan Trust, 144A (B)	6.250	7/25/2035	308,126
985,703	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4, 1M Libor + 0.25%	1.197	8/25/2037	782,927
86,134	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1	4.056	12/25/2032	62,451
1,088,197	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	3.422	7/25/2034	828,840
228,992	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	5.297	8/25/2035	211,495
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	3.722	12/25/2034	386,705
1,427,340	Merrill Lynch Mortgage Investors Trust Series 2005-A6, 1M Libor +0.65%	1.597	8/25/2035	807,367
344,247	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 0.80%	1.742	9/25/2035	338,034
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 5.63%, 144A	6.572	9/25/2035	572,305
17,787	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	3.750	9/25/2037	14,875
823,240	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	3.902	9/25/2037	447,458
86,147	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1 (A)	3.978	2/25/2034	69,025
197,506	Morgan Stanley ABS Capital I Inc Trust 2001-WF1, 1M Libor + 1.58%	2.522	9/25/2031	200,283
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	5.897	4/25/2033	638,040
61,929	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 1M Libor + 5.63%	6.572	6/25/2033	63,486
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	6.347	9/25/2033	350,469
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	6.572	9/25/2033	460,145
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	6.572	10/25/2033	645,842
19,356	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 1M Libor + 3.15%	4.097	5/25/2034	20,405
1,365,296	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	2.972	8/25/2034	1,319,670
290,018	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	2.897	9/25/2034	286,642
94,364	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 2.70%	3.647	9/25/2034	90,164
1,479,915	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	2.522	11/25/2034	1,231,474
46,131	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	2.672	7/25/2034	42,639
368,490	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	2.822	9/25/2034	364,521
69,219	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	3.722	9/25/2034	68,174
1,500,428	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	2.372	1/25/2035	766,989
1,366,815	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	2.252	12/25/2034	957,987
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	1.967	1/25/2035	344,569
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	2.042	1/25/2035	846,727
312,669	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	2.822	1/25/2035	249,409
1,887,631	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	1.982	3/25/2035	936,417
1,610,635	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	1.922	2/25/2035	825,886
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	1.997	4/25/2035	167,255
4,112,927	Morgan Stanley ABS Capital I Inc Trust 2006-HE7, 1M Libor + 0.23%	1.177	9/25/2036	2,045,297
348,493	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, 1M Libor + 0.06%	1.007	12/25/2036	181,406
4,887	Morgan Stanley Dean Witter Capital I Inc Trust 2001-NC1, 1M Libor + 0.95%	1.892	10/25/2031	50,935
1,314,986	Morgan Stanley Home Equity Loan Trust 2007-2, 1M Libor + 0.10%	1.047	4/25/2037	702,821
2,410,792	Morgan Stanley IXIS Real Estate Capital Trust 2006-2, 1M +0.15%	1.097	11/25/2036	1,025,167
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	1.267	4/25/2037	424,057
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	1.267	4/25/2037	1,662,268
210,267	Mortgage IT Trust 2004-2, 1M Libor + 0.83%	1.772	12/25/2034	193,798
305,622	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	1.757	5/25/2035	289,973
93,325	Mortgage IT Trust 2005-2, 1M Libor + 1.65%	3.231	5/25/2035	87,476
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	1.227	3/25/2037	1,959,556
1,048,129	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	5.709	1/25/2034	966,705

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3% (continued)
94,380	New Century Home Equity Loan Trust 2004-1, 1M Libor + 2.33%	3.272	5/25/2034	$93,896
50,147	New Century Home Equity Loan Trust 2004-3, 1M Libor + 1.73%	2.672	11/25/2034	45,997
4,903,909	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	2.147	3/25/2035	1,989,140
3,631,418	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	1.967	6/25/2035	1,711,177
398,413	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	1.107	8/25/2036	364,574
1,511,814	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	3.947	1/25/2033	1,304,580
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	6.572	7/25/2033	121,512
352,236	New Century Home Equity Loan Trust Series 2003-5 (B)	6.000	11/25/2033	346,008
3,750,281	New Residential Mortgage LLC, 144A	5.670	5/25/2023	3,705,849
141,908	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor +1.10%	2.047	8/25/2034	119,802
315,728	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (A)	4.442	6/25/2036	240,009
142,432	NovaStar Mortgage Funding Trust Series 2003-3, 1M Libor + 1.13%	2.072	12/25/2033	140,762
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.55%	3.497	6/25/2034	1,045,081
1,867,037	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.70%	3.647	6/25/2034	1,227,194
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	3.722	12/25/2034	66,211
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	3.497	3/25/2035	1,817,720
3,191,837	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	2.717	6/25/2035	1,608,107
557,437	NovaStar Mortgage Funding Trust Series 2006-MTA1, 1M Libor + 0.38%	0.780	9/25/2046	490,490
2,110,501	NovaStar Mortgage Funding Trust Series 2007-1, 1M Libor + 0.13%	1.077	3/25/2037	1,388,596
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	2.972	1/25/2034	292,768
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	3.422	1/25/2034	190,887
298,348	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	2.522	5/25/2034	282,662
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	3.647	5/25/2034	391,283
5,840,243	Optone Delware Trust Adj% (A)(C)	6.171	2/26/2038	3,763,758
259,076	Origen Manufactured Housing	7.820	3/15/2032	237,187
1,062,242	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	3.722	7/25/2035	1,094,761
411,213	Ownit Mortgage Loan Trust Series 2006-2 (B)	6.133	1/25/2037	409,654
1,067,102	Park Place Securities Inc Asset-Backed Pass-Through Certificates Ser 2004-WHQ1, 1M Libor +2.78%	3.722	9/25/2034	733,358
275,566	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.48%	1.427	8/25/2035	268,660
2,564,113	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL, 1M Libor + 1.11%, 144A	2.057	3/25/2035	1,285,170
2,761,217	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	1.607	9/25/2035	1,404,013
189,648	People’s Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	2.672	10/25/2034	158,529
163,349	People’s Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	3.647	10/25/2034	97,564
85,322	Popular ABS Mortgage Pass-Through Trust 2005-5 (B)	3.885	11/25/2035	83,739
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	2.597	6/25/2035	634,524
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	2.847	8/25/2035	561,719
440,825	Prime Mortgage Trust 2006-1	5.500	6/25/2036	458,429
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	1.347	2/25/2035	701,703
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	1.427	2/25/2035	446,984
300,000	Provident Bank Home Equity Loan Trust 1998-4, 1M Libor + 3.50%	4.447	1/25/2030	285,408
796,466	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.39%	2.407	1/25/2031	662,739
246,502	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.42%	2.467	1/25/2031	205,013
2,208,380	Quest Trust, 1M Libor + 5.25%, 144A	4.572	12/25/2033	1,698,999
347,716	Quest Trust, 1M Libor + 4.88%, 144A	5.822	2/25/2034	301,994
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	2.797	9/25/2034	150,428
148,249	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	1.247	6/25/2044	122,900
445,747	RAAC Series 2007-RP4 Trust, 1M Libor + 0.35%, 144A	1.297	11/25/2046	387,115
14,064	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	1.397	5/25/2020	13,305
6,006,581	RALI Series 2005-QO1 Trust, 1M Libor +0.38%	1.327	8/25/2035	3,011,494
375,485	RALI Series 2005-QS7 Trust	5.500	6/25/2035	343,622
3,378,072	RALI Series 2006-QO7 Trust, + 0.80%	2.766	9/25/2046	2,175,579
743,947	RALI Series 2006-QO8 Trust, 1M Libor + 0.20%	1.147	10/25/2046	643,935
50,597	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	1.347	6/25/2036	35,366
63,103,332	RALI Series 2006-QS12 Trust (A)(C)	0.463	9/25/2036	847,888
993,907	RALI Series 2007-QH3 Trust, 1M Libor + 0.21%	1.157	4/25/2037	2,225,795
384,982	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	1.197	6/25/2037	10,810
715,213	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	1.217	8/25/2037	354,900
297,057	RAMP Series 2003-RS9 Trust, 1M Libor + 2.70%	3.647	10/25/2033	253,707
6,258	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	3.527	10/25/2031	6,126
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	1.577	9/25/2035	847,846
409,322	RAMP Series 2005-RS8 Trust, 1M Libor + 0.50%	1.447	9/25/2035	369,766
759,259	RAMP Series 2006-RS1 Trust, 1M Libor +0.41	1.357	1/25/2036	355,063
1,844,466	RASC Series 2004-KS6 Trust	5.066	7/25/2034	1,351,969
3,000,000	RASC Series 2005-KS6 Trust, 1M Libor + 1.88%	2.822	7/25/2035	2,101,357
339,720	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	6.197	12/25/2032	198,441
16,541,348	Reperforming Loan REMIC Trust 2005-R1, 144A (A)	4.565	3/25/2035	2,214,738
18,281,411	Reperforming Loan REMIC Trust 2005-R2, 144A (A)	4.141	6/25/2035	2,210,059

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3% (continued)
21,426,486	Reperforming Loan REMIC Trust 2006-R1, 144A (A)	4.220	1/25/2036	$2,619,449
1,546,562	Residential Asset Securitization Trust 2003-A4	5.750	5/25/2033	1,132,217
26,010,889	Residential Asset Securitization Trust 2005-A11CB (A)(C)	0.334	10/25/2035	212,600
1,954,962	Residential Asset Securitization Trust 2007-A1	6.000	3/25/2037	996,181
1,597,764	Residential Asset Securitization Trust 2007-A2	6.000	4/25/2037	1,256,283
1,941,577	Residential Asset Securitization Trust 2007-A8	6.000	8/25/2037	1,330,069
2,900,702	Residential Asset Securitization Trust 2007-A9 (A)(C)	7.000	9/25/2037	703,255
255,745	SACO I Inc., 144A (A)	5.504	4/25/2039	253,187
772,081	SACO I Trust 2006-3, 1M Libor + 0.36%	1.307	4/25/2036	753,924
210,081	SACO I Trust 2006-6, 1M Libor + 0.26%	1.207	6/25/2036	199,794
618,856	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	7/19/2044	590,379
719,805	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	5/25/2034	589,802
401,672	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	3.534	12/25/2032	276,027
52,691	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	3.064	8/25/2035	39,264
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	2.466	5/25/2035	46,890
4,500,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%, 144A	3.947	12/25/2037	1,656,418
57,874	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	2.672	2/25/2034	56,851
45,580	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	3.122	2/25/2034	45,408
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	3.947	2/25/2034	26,429
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	2.627	9/25/2034	95,504
152,941	Security National Mortgage Loan Trust 2005-1, 1M Libor + 0.40%, 144A	1.347	2/25/2035	149,950
132,905	Sequoia Mortgage Trust 2007-1 (A)	3.901	2/20/2047	108,082
225,523	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	2.890	9/20/2032	189,143
200,000	SG Mortgage Securities Trust 2006-OPT2, 1M Libor + 0.15%	1.097	10/25/2036	170,878
203,619	Soundview Home Loan Trust 2004-WMC1	2.147	1/25/2035	165,787
1,820,061	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	1.107	11/25/2036	1,782,601
377,827	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	1.127	7/25/2037	325,362
1,446,243	Soundview Home Loan Trust 2007-OPT4, 1M Libor + 1.00%	1.947	9/25/2037	1,008,264
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	5.447	6/25/2034	135,737
160,286	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	2.897	2/25/2035	159,467
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	3.497	2/25/2035	387,047
24,755	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 1M Libor + 2.63%	3.572	7/25/2035	24,683
1,687,759	Specialty Underwriting & Residential Finance Trust Series 2006-BC5, 1M Libor + 0.15%	1.097	11/25/2037	1,125,057
1,904,151	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 (A)	3.897	9/25/2035	1,452,908
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	5.447	10/25/2033	206,058
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	2.327	4/25/2033	230,248
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	5.822	6/25/2033	105,230
68,262	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	3.572	8/25/2033	57,408
851,404	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 4.50%	5.447	8/25/2033	562,398
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	5.447	10/25/2033	406,387
508,601	Structured Asset Investment Loan Trust 2004-5, 1M Libor + 3.00%	3.947	5/25/2034	403,237
124,558	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	1.877	9/25/2034	114,899
128,489	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	2.672	9/25/2034	127,767
1,734,865	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 3.75%	4.697	9/25/2034	1,418,468
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	3.722	10/25/2034	56,556
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	2.222	12/25/2034	425,481
5,587,584	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	1.407	5/25/2045	4,014,259
561,444	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	1.157	4/25/2036	545,109
36,488	Structured Asset Mortgage Investments II Trust 2006-AR7, 1M Libor +0.20%	1.147	8/25/2036	54,622
826,607	Structured Asset Mortgage Investments II Trust 2007-AR7 (A)	3.226	5/25/2047	623,170
616,812	Structured Asset Securities Corp (A), 144A	4.809	7/25/2035	487,504
672,396	Structured Asset Securities Corp 2005-S1, 1M Libor + 1.05%	1.997	3/25/2035	1,736,507
1,110,358	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1, 144A	3.357	4/25/2031	1,087,418
44,926	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	39,930
181,196	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS (B)	5.336	11/25/2033	111,974
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS (B)	5.670	3/25/2034	176,575
363,799	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	346,765
762,922	SunTrust Alternative Loan Trust 2006-1F	6.000	4/25/2036	609,935
150,131	Terwin Mortgage Trust 2003-7SL, 144A (A)	8.000	12/25/2033	139,798
414,617	Terwin Mortgage Trust 2004-7HE, 1M Libor + 0.85%, 144A	1.797	7/25/2034	371,501
1,113,993	Terwin Mortgage Trust 2004-18SL, 144A (A)	8.000	10/25/2034	1,072,061
376,242	Terwin Mortgage Trust 2006-HF-1, 144A (A)	4.560	2/25/2037	382,209
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE (A)	6.000	7/25/2034	137,741
58,149	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A (A)	8.000	10/25/2034	49,668
734,767	Truman Capital Mortgage Loan Trust, 1M Libor + 4.13%, 144A	5.072	1/25/2034	670,735
1,860,549	UCFC Home Equity Loan Trust 1998-D	7.750	4/15/2030	1,817,847
151,076	Voyager CNTYW Delaware Trust, 144A (C)	42.216	2/16/2036	125,373
679,399	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, 1M Libor + 1.50%	2.536	5/25/2046	557,073

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 83.3% (continued)
1,921,920	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-1 Trust, 1M Libor +0.37%	1.317	2/25/2037	$1,067,048
540,653	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA1 Trust, Federal Reserve U.S. 12 month + 0.71%	2.676	12/25/2046	424,063
2,335,935	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	1.007	10/25/2036	1,033,908
384,403	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	3.767	10/25/2034	380,310
1,056,238	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A (A)	5.000	10/25/2034	878,883
322,971	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	4.697	4/25/2035	277,363
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%, 144A	4.697	4/25/2035	1,374,237
151,641	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	1.897	4/25/2034	148,045
75,029	Wilshire Mortgage Loan Trust, (A)	6.835	3/25/2028	74,687
69,179	Wilshire Mortgage Loan Trust, (A)	7.425	5/25/2028	68,742
26,771	Wilshire Mortgage Loan Trust, 144A, (A)	8.990	5/25/2028	15,696
219,780	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	1.347	6/25/2037	79,945
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $464,135,736)			424,553,932

	COMMERCIAL MORTGAGE BACKED SECURITIES - 10.0%
18,729,314	BANK 2017-BNK6	1.500	7/15/2060	1,472,334
242,941	Bayview Commercial Asset Trust 2003-2, 144A, 1M Libor + 3.23%	4.172	12/25/2033	235,160
135,682	Bayview Commercial Asset Trust 2004-3, 144A, 1M Libor + 2.40%	3.347	1/25/2035	133,666
552,227	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	1.427	8/25/2035	418,079
717,797	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	1.557	8/25/2035	524,750
146,609	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	1.567	8/25/2035	103,622
146,609	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	1.607	8/25/2035	100,467
857,026	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.44%	1.387	11/25/2035	659,609
59,027	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.49%	1.437	11/25/2035	44,725
545,373	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	1.457	11/25/2035	413,209
65,869	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.60%	1.547	11/25/2035	49,893
1,183,103	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	2.047	11/25/2035	860,167
461,616	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.50%	1.447	1/25/2036	408,904
236,434	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.61%	1.557	1/25/2036	209,982
34,113	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.38%	1.327	4/25/2036	26,111
36,043	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.40%	1.347	4/25/2036	27,321
238,735	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	1.257	7/25/2036	212,720
1,264,234	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.33%	1.277	7/25/2036	1,113,484
69,570	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.35%	1.297	7/25/2036	61,211
1,483,172	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	1.367	7/25/2036	1,309,665
1,262,950	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.23%	1.177	12/25/2036	1,059,368
1,586,064	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.29%	1.237	12/25/2036	1,295,224
2,313,704	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	1.417	1/25/2037	1,954,784
718,080	Bayview Commercial Asset Trust 2006-SP2, 1M Libor + 0.49%	1.437	1/25/2037	604,529
771,417	Bayview Commercial Asset Trust 2006-SP2, 1M Libor + 0.56%	1.507	1/25/2037	649,651
1,298,801	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 1.20%	2.147	1/25/2037	1,549,797
148,086	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	1.167	3/25/2037	132,093
525,750	Bayview Commercial Asset Trust 2007-1, 1M Libor + 0.29%	1.237	3/25/2037	454,930
2,012,870	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	1.267	7/25/2037	1,688,712
1,878,244	Bayview Commercial Asset Trust 2007-4, 1M Libor + 0.55%	1.497	9/25/2037	1,523,407
3,124,709	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.00%	1.947	10/25/2037	3,081,975
13,628,500	Bayview Commercial Asset Trust 2007-5, 1M Libor + 1.50%	2.447	10/25/2037	8,113,745
8,500,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%	2.447	12/25/2037	7,095,379
502,573	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%	2.447	1/25/2038	483,559
4,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 144A, 1M Libor + 3.38%	4.322	4/25/2036	2,499,275
1,735,731	CBA Commercial Small Balance Commercial Mortgage, 144A, (B)	6.040	1/25/2039	1,279,654
802,255	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A, 1M Libor + 2.65%	3.597	3/25/2049	812,316
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A (A)	7.273	3/25/2049	1,036,750
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27, 1M Libor (C)	1.420	2/10/2048	2,187,630
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	6.034	4/15/2045	221,477
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	6.034	4/17/2045	152,275
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 144A, 1M Libor + 0.60%	2.227	6/25/2037	3,266,114
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34, 1M Libor (C)	2.028	6/15/2049	1,545,789
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $51,384,193)			51,073,512

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	OTHER MORTGAGE BACKED SECURITIES - 1.3%
1,350,176	Conseco Financial Corp. (A)	7.950	11/15/2026	$995,098
3,526,612	Conseco Financial Corp. (A)	6.830	4/1/2030	3,162,960
1,416,043	Conseco Financial Corp. 1M Libor + 5.25%	5.955	4/15/2032	1,434,582
855,130	Conseco Finance Securitizations Corp. (A)	7.690	3/1/2031	706,081
2,102,269	Conseco Finance Securitizations Corp. (A)	9.910	12/1/2033	232,680
59,839	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.42%, 144A	1.367	9/25/2035	57,895
133,496	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%, 144A	1.567	1/25/2036	186,564
	TOTAL OTHER MORTGAGE BACKED SECURITIES (Cost $6,832,014)			6,775,860

	SHORT TERM INVESTMENTS - 12.2%
	MONEY MARKET FUNDS - 12.2%
3,669,937	Dreyfus Treasury & Agency Cash Management - Institutional Class to yield 1.50% *			3,669,937
58,523,371	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, to yield 1.53% *			58,523,371
	TOTAL MONEY MARKET FUNDS (Cost $62,193,308)			62,193,308

	TOTAL INVESTMENTS - 106.8% (Cost - $584,545,251)			$544,596,612
	REVERSE REPURCHASE AGREEMENTS - (2.3)% (Cost - $11,484,000)			11,504,457
	OTHER ASSETS LESS LIABILITIES - (4.5)%			(46,130,854)
	NET ASSETS - 100.0%			509,970,215

	REVERSE REPURCHASE AGREEMENTS - (2.3)%

			Maturity
Principal ($)	Counterparty	Rate (%)	Date	Prinicipal & Interest
3,182,000	Société Générale	2.000	4/14/2020	$3,187,127
3,176,000	Société Générale	2.000	4/14/2020	3,181,117
2,751,000	Société Générale	2.562	4/14/2020	2,756,481
2,375,000	Société Générale	2.562	4/14/2020	2,379,732
$11,484,000				$11,504,457

The weighted average daily balance of reverse repurchase agreements during the reporting period ended March 31, 2020 was $8,035,286, at a weighted average interest rate of 2.16%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at March 31, 2020 was $11,338,712.

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

**	Zero Coupon Bond

^	Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.

#	All or a portion of the security used as collateral in reverse repurchase agreement.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2020 144A, securities amounted to $96,967,040 or 19.01% of net assets.

LIBOR - London Interbank Offered Rate

(A)	Variable rate security.

(B)	STEP Coupon Bond

(C)	Interest only variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at March 31, 2020.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

ASSETS
Investment in securities (identified cost $584,545,251), at fair value	$544,596,612
Receivable for Fund shares sold	2,357,486
Interest receivable	1,511,890
Prepaid expenses and other assets	67,154
TOTAL ASSETS	548,533,142

LIABILITIES
Line of credit payable	20,000,000
Payable for reverse repurchase agreements	11,484,000
Payable for Fund shares redeemed	2,340,536
Investment advisory fees payable	808,850
Interest payable for reverse repurchase agreements	20,457
Due to broker	3,414,413
Payable to related parties	371,404
Distribution (12b-1) fees payable	31,148
Accrued expenses and other liabilities	92,119
TOTAL LIABILITIES	38,562,927
NET ASSETS	$509,970,215

Net Assets Consist Of:
Paid in capital	$622,055,288
Accumulated loss	(112,085,073)
NET ASSETS	$509,970,215

Net Asset Value Per Share:
Class A Shares:
Net Assets	$97,884,478
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,652,143
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.19
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$9.75

Class C Shares:
Net Assets	$8,611,536
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	940,146
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.16

Class I Shares:
Net Assets	$403,474,201
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	43,870,250
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.20

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2020

INVESTMENT INCOME
Interest income	$12,241,821
TOTAL INVESTMENT INCOME	12,241,821

EXPENSES
Investment advisory fees	6,276,292
Distribution (12b-1) Fees:
Class A	150,153
Class C	47,391
Administrative services fees	325,418
Third Party Administrative Servicing Fees	210,086
Transfer agent fees	66,254
Accounting services fees	58,039
Printing and postage expenses	55,001
Registration fees	49,999
Broker margin interest expense	47,529
Line of credit interest expense	45,125
Custodian fees	43,122
Interest expense for reverse repurchase agreements	26,740
Professional fees	24,911
Compliance officer fees	19,343
Insurance expense	8,250
Trustees fees and expenses	7,381
Other expenses	2,843
TOTAL EXPENSES	7,463,877
Less: Fees waived by the Adviser	(556,323)
NET EXPENSES	6,907,554
NET INVESTMENT INCOME	5,334,267

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss from security transactions	(9,318,522)
Net change in unrealized depreciation on investments	(80,178,240)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(89,496,762)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(84,162,495)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
FROM OPERATIONS
Net investment income	$5,334,267	$14,499,651
Net realized loss from security transactions	(9,318,522)	(2,770,714)
Net change in unrealized appreciation (depreciation) of investments	(80,178,240)	11,799,444
Net increase (decrease) in net assets resulting from operations	(84,162,495)	23,528,381

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(2,518,164)
Class C	—	(150,591)
Class I	—	(11,460,617)
Total distributions paid: *
Class A	(3,152,130)	(4,554,568)
Class C	(238,808)	(197,567)
Class I	(14,522,513)	(22,702,118)
Net decrease in net assets resulting from distributions to shareholders	(17,913,451)	(41,583,625)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	32,954,361	157,293,030
Class C	2,155,179	6,335,710
Class I	173,414,265	351,886,466
Net asset value of shares issued in reinvestment of distributions:
Class A	3,069,773	6,876,150
Class C	214,370	315,714
Class I	12,683,704	28,736,976
Payments for shares redeemed:
Class A	(54,806,184)	(81,004,128)
Class C	(1,174,211)	(1,594,914)
Class I	(292,238,456)	(414,376,680)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(123,727,199)	54,468,324

TOTAL INCREASE (DECREASE) IN NET ASSETS	(225,803,145)	36,413,080

NET ASSETS
Beginning of Period	735,773,360	699,360,280
End of Period	$509,970,215	$735,773,360

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31, 2020	Year Ended
	(Unaudited)	September 30, 2019
SHARE ACTIVITY
Class A:
Shares sold	3,080,403	14,174,276
Shares reinvested	310,908	628,272
Shares redeemed	(5,103,606)	(7,335,110)
Net increase (decrease) in shares of beneficial interest outstanding	(1,712,295)	7,467,438

Class C:
Shares sold	200,142	575,881
Shares reinvested	21,874	28,920
Shares redeemed	(108,701)	(145,406)
Net increase in shares of beneficial interest outstanding	113,315	459,395

Class I:
Shares sold	16,564,377	31,764,467
Shares reinvested	1,272,757	2,623,088
Shares redeemed	(27,761,816)	(37,417,260)
Net decrease in shares of beneficial interest outstanding	(9,924,682)	(3,029,705)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2020		Year Ended		Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		September 30, 2019		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$10.98		$11.26		$11.36	$10.64	$10.00
Activity from investment operations:
Net investment income (2)	0.08		0.19		0.26	0.26	0.44
Net realized and unrealized gain (loss) on investments	(1.57)		0.14		0.24	0.92	0.64
Total from investment operations	(1.49)		0.33		0.50	1.18	1.08
Less distributions from:
Net investment income	(0.30)		(0.40)		(0.43)	(0.39)	(0.34)
Return of capital	—		(0.21)		(0.17)	(0.07)	(0.10)
Total distributions	(0.30)		(0.61)		(0.60)	(0.46)	(0.44)
Net asset value, end of period	$9.19		$10.98		$11.26	$11.36	$10.64
Total return (3)	(13.71	)% (6)	3.16%		4.53%	11.29%	10.97	% (6)
Net assets, at end of period (000s)	$97,884		$135,705		$55,124	$66,837	$14,493
Ratio of gross expenses to average net assets (4)	2.38	% (5)(8)	2.35	% (7)	2.33%	2.43%	3.25	% (5)
Ratio of net expenses to average net assets	2.22	% (5)(8)	2.25	% (7)	2.24%	2.24%	2.24	% (5)
Ratio of net investment income to average net assets	1.38	% (5)	1.73%		2.27%	2.38%	4.82	% (5)
Portfolio Turnover Rate	11	% (6)	29%		34%	10%	28	% (6)

(1)	The Deer Park Total Return Credit Fund Class A shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(8)	Includes 0.03% for the six months ended March 31, 2020 attributed to broker margin interest expense and line of credit expense which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2020		Year Ended		Year Ended	Period Ended
Class C	(Unaudited)		September 30, 2019		September 30, 2018	September 30, 2017 (1)
Net asset value, beginning of period	$10.94		$11.23		$11.36	$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.10		0.16	0.02
Net realized and unrealized gain (loss) on investments	(1.55)		0.15		0.25	1.54
Total from investment operations	(1.52)		0.25		0.41	1.56
Less distributions from:
Net investment income	(0.26)		(0.35)		(0.39)	(0.13)
Return of capital	—		(0.19)		(0.15)	(0.07)
Total distributions	(0.26)		(0.54)		(0.54)	(0.20)
Net asset value, end of period	$9.16		$10.94		$11.23	$11.36
Total return (3)	(14.00	)% (6)	2.30%		3.67%	6.51	% (6)
Net assets, at end of period (000s)	$8,612		$9,046		$4,127	$842
Ratio of gross expenses to average net assets (4)	3.14	% (5)(8)	3.10	% (7)	3.08%	3.18	% (5)
Ratio of net expenses to average net assets	2.97	% (5)(8)	3.00	% (7)	2.99%	2.99	% (5)
Ratio of net investment income to average net assets	0.63	% (5)	0.95%		1.40%	0.41	% (5)
Portfolio Turnover Rate	11	% (6)	29%		34%	10	% (6)

(1)	The Deer Park Total Return Credit Fund Class C shares commenced operations on April 6, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(8)	Includes 0.04% for the six months ended March 31, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2020		Year Ended		Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		September 30, 2019		September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$10.99		$11.26		$11.37	$10.65	$10.00
Activity from investment operations:
Net investment income (2)	0.10		0.23		0.28	0.29	0.49
Net realized and unrealized gain (loss) on investments	(1.57)		0.14		0.24	0.91	0.62
Total from investment operations	(1.47)		0.37		0.52	1.20	1.11
Less distributions from:
Net investment income	(0.32)		(0.42)		(0.46)	(0.41)	(0.35)
Return of capital	—		(0.22)		(0.17)	(0.07)	(0.11)
Total distributions	(0.32)		(0.64)		(0.63)	(0.48)	(0.46)
Net asset value, end of period	$9.20		$10.99		$11.26	$11.37	$10.65
Total return (3)	(13.58	)% (6)	3.40%		4.70%	11.51%	11.32	% (6)
Net assets, at end of period (000s)	$403,474		$591,022		$640,110	$307,380	$33,655
Ratio of gross expenses to average net assets (4)	2.13	% (5)(8)	2.10	% (7)	2.08%	2.18%	3.00	% (5)
Ratio of net expenses to average net assets	1.97	% (5)(8)	2.00	% (7)	1.99%	1.99%	1.99	% (5)
Ratio of net investment income to average net assets	1.63	% (5)	2.04%		2.49%	2.64%	5.07	% (5)
Portfolio Turnover Rate	11	% (6)	29%		34%	10%	28	% (6)

(1)	The Deer Park Total Return Credit Fund Class I shares commenced operations on October 16, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(8)	Includes 0.04% for the six months ended March 31, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which can be waived by the Adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB

Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. In accordance with the Trust’s valuation policies and procedures, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-advisers based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-advisers are unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Non-Agency Residential Mortgage Backed Securities	$—	$424,174,332	$379,600	$424,553,932
Commercial Mortgage Backed Securities	—	51,073,512	—	51,073,512
Other Mortgage Backed Securities	—	6,775,860	—	6,775,860
Short-Term Investments	62,193,308	—	—	62,193,308
Total	$62,193,308	$482,023,704	$379,600	$544,596,612

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$11,484,000	$—	$11,484,000
Total	$—	$11,484,000	$—	$11,484,000

*	See Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Residential
Mortgage Backed
Securities
Beginning Value	$379,600
Total realized gain (loss)	—
Appreciation (Depreciation)	—
Purchases	—
Proceeds from Sales	—
Net transfers in/out of level 3	—
Ending Value	$379,600

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Significant unobservable valuation inputs for Level 3 investments as of March 31, 2020, are as follows:

	Fair Value at	Valuation
	March 31, 2020	Technique	Unobservable Inputs
Deer Park Total Return Credit Fund

Non-Agency Residential Mortgage Backed Securities
Long Beach Mortgage Loan Trust 2001-2	$379,600	Expected bankruptcy settlement proceeds based on recent auction bids	Expected future cash payments

Interest Only Securities – The Funds may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

“book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Credit Facility – Effective October 15, 2018, the fund entered into a revolving, uncommitted $120,000,000 line of credit with Union Bank (the “Revolving Credit Agreement”) and is set to expire on September 28, 2020. Borrowings under the Revolving Credit Agreement bore interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period September 30, 2019 through March 31, 2020, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $120,000,000; (b) 20% of the gross market value of the Fund.

For the six months ended March 31, 2020, the interest expense was $45,125 for the Fund. There was an outstanding balance of $20,000,000 as of March 31, 2020. The average borrowings for the Fund for the period the line was drawn, September 30, 2019 through March 31, 2020, was $15,446,809 at an average borrowing rate of 4.34%. At March 31, 2020, the maximum borrowing interest rate was 4.75%.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open 2016 - 2019 tax years, or expected to be taken in the Fund’s 2020 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $74,950,800 and $163,945,393, respectively.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the primary sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the Fund incurred $6,276,292 in advisory fees of which $808,850 is payable as of March 31, 2020 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser))), not incurred in the ordinary course of the Fund’s business) do not exceed 2.24% per annum of Class A average daily net assets, 2.99% per annum of Class C average daily net assets, and 1.99% per annum of Class I average daily net assets (the “expense limitation”). Effective December 22, 2019, expenses incurred by the Fund are not allowed to exceed 2.14% per annum of Class A average daily net assets, 2.89% per annum of Class C average daily net assets, and 1.89% per annum of Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Operating Expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement at any time.

For the six months ended March 31, 2020, the Adviser waived fees of $556,323 pursuant to the Waiver Agreement.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2020	9/30/2021	9/30/2022
$353,690	$480,246	$756,882

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and

Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Co-Advisers. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2020, the Fund paid $150,153 and $47,391 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2020, the Distributor received $116,807 from front-end sales charges of which $20,969 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	REVERSE REPURCHASE AGREEMENTS

The Fund is subject to ASC 860, Transfers and Servicing, which requires that all involvements of a transferor with the transferred financial asset be considered in analyzing whether the transferor has surrendered control over the transferred financial asset.

Transaction involving securities repurchase agreements are treated as collateralized borrowings and are recorded at their contracted amounts which approximated fair value. In addition, interest is included in interest payable. As of March 31, 2020, 100% of reverse repurchase agreements had Société Générale as the counterparty.

Further, as of March 31, 2020, securities with a fair value of approximately $11,338,711 are pledged to collateralize reverse repurchase agreements. Of this, 32.5% are Private CMO- Whole Loan’s, and 67.5% are Asset Backed Securities.

For the six months ended March 31, 2020, the Fund entered into several repurchase financing transactions contemporaneously with the initial purchase of a security from the same counterparty, which are considered to be secured borrowings. The following table summarizes Deer Park’s borrowings classified as reverse repurchase agreements.

	As of March 31, 2020

	Less than 1	1 to 2	2 Months
	Month	Months	or Greater	Total

Reverse Repurchase Agreements
Asset Backed Securities	$7,655,831	—	—	$7,655,831
Private CMO - Whole Loan	$3,682,880	—	—	$3,682,880
Total	$11,338,711	$—	$—	$11,338,711

6.	OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

As of March 31, 2020, the Fund held the following instruments that were subject to offsetting on the Statement of Assets and Liabilities:

Liabilities:
Gross Amounts not offset in the
		Gross Amounts	Net Amounts	Statement of Assets and Liabilities
	Gross	Offset in the	presented in the
	Amounts of	Statement of	Statement of		Cash
	Recognized	Assets and	Assets and	Financial	Collateral	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Reverse Repurchase Agreements	$11,484,000	$—	$11,484,000	$11,484,000	$—	$—

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2019	September 30, 2018
Ordinary Income	$27,454,256	$20,073,310
Long-Term Capital Gain	—	—
Return of Capital	14,129,369	10,361,391
	$41,583,625	$30,434,701

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(14,673,189)	$(35,105,375)	$—	$39,769,437	$(10,009,127)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $14,129,369.

At September 30, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Capital Loss
Non-Expiring	Non-Expiring		Carryforward
Short-Term	Long-Term	Total	Limitation
$7,257,392	$1,896,877	$9,154,269	$25,951,106

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020

As a result of the acquisition of another Fund, $8,428,186 and $17,522,920 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized
Tax Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$573,521,415	$35,109,604	$(64,034,407)	$(28,924,803)

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deer Park Total Return Credit Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2020

As a shareholder of the Deer Park Total Return Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020.

Actual Expenses

The “Actual” Expenses in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” in the table below provides information about hypothetical account values and hypothetical expenses based on the Deer Park Total Return Credit Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/19	3/31/20	10/1/19 – 3/31/20	10/1/19 – 3/31/20
Class A	$1,000.00	$862.90	$10.34	2.22%
Class C	1,000.00	860.00	13.81	2.97
Class I	1,000.00	864.20	9.18	1.97

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/19	3/31/20	10/1/19 – 3/31/20	10/1/19 – 3/31/20
Class A	$1,000.00	$1,013.90	$11.18	2.22%
Class C	1,000.00	1,010.15	14.93	2.97
Class I	1,000.00	1,015.15	9.92	1.97

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

Deer Park Total Return Credit Fund
Additional Information (Unaudited)
March 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months March 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISERS
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISERS
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/20

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/8/20